Unaudited Condensed Consolidated Statements of Cash Flows - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of cash flows [abstract]
CASH FLOWS FROM OPERATING ACTIVITIES	€ (60,172)	€ (11,895)
Profit/(loss) for the period	6,592	5,809
Adjustments made to obtain the cash flows from operating activities	13,925	13,720
Depreciation and amortisation cost	1,656	1,606
Other adjustments	12,269	12,114
Net increase/(decrease) in operating assets	82,440	45,762
Financial assets held-for-trading	35,042	23,291
Non-trading financial assets mandatorily at fair value through profit or loss	402	120
Financial assets at fair value through profit or loss	(592)	647
Financial assets at fair value through other comprehensive income	1,295	(1,819)
Financial assets at amortised cost	45,626	26,151
Other operating assets	667	(2,628)
Net increase/(decrease) in operating liabilities	3,232	15,842
Financial liabilities held-for-trading	13,709	16,830
Financial liabilities designated at fair value through profit or loss	(5,968)	(4,202)
Financial liabilities at amortised cost	(1,103)	4,132
Other operating liabilities	(3,406)	(918)
Income tax recovered/(paid)	(1,481)	(1,504)
CASH FLOWS FROM INVESTING ACTIVITIES	(2,301)	(2,498)
Payments	6,034	6,832
Tangible assets	4,738	4,705
Intangible assets	909	954
Investments	362	25
Subsidiaries and other business units	25	1,148
Non-current assets held for sale and associated liabilities	0	0
Other payments related to investing activities	0	0
Proceeds	3,733	4,334
Tangible assets	2,991	2,737
Intangible assets	0	0
Investments	294	374
Subsidiaries and other business units	4	838
Non-current assets held for sale and associated liabilities	444	385
Other proceeds related to investing activities	0	0
CASH FLOWS FROM FINANCING ACTIVITIES	(4,173)	(2,358)
Payments	8,587	4,623
Dividends	1,485	963
Subordinated liabilities	3,210	748
Redemption of own equity instruments	0	0
Acquisition of own equity instruments	2,159	1,723
Other payments related to financing activities	1,733	1,189
Proceeds	4,414	2,265
Subordinated liabilities	3,908	1,654
Issuance of own equity instruments	0	0
Disposal of own equity instruments	471	467
Other proceeds related to financing activities	35	144
EFFECT OF FOREIGN EXCHANGE RATE DIFFERENCES	2,538	1,224
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(64,108)	(15,527)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	220,342	223,073
CASH AND CASH EQUIVALENTS AT END OF PERIOD	156,234	207,546
COMPONENTS OF CASH AND CASH EQUIVALENTS AT END OF PERIOD
Cash	7,113	8,195
Cash equivalents at central banks	134,228	186,134
Other financial assets	14,893	13,217
Less: Bank overdrafts refundable on demand	0	0
TOTAL CASH AND CASH EQUIVALENTS AT END OF PERIOD	156,234	207,546
In which: restricted cash	€ 0	€ 0